Net Income/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of basic and diluted net income/(loss) per share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the years indicated (amounts in thousands, except for number of shares and per share data):

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net income/(loss) per Class A and Class B ordinary share — basic:
Numerator:
Net income/(loss) from continuing operations attributable to Phoenix New Media Limited	664,196	417,976	(205,701)
Net income/(loss) from discontinued operations attributable to Phoenix New Media Limited	63,633	(37,607)	—
Net income/(loss) attributable to Phoenix New Media Limited	727,829	380,369	(205,701)
Denominator:
Denominator used in computing net income/(loss) per share — basic	582,275,800	582,324,325	582,324,325
Net income/(loss) from continuing operations per Class A and Class B ordinary share — basic	1.14	0.72	(0.35)
Net income/(loss) from discontinued operations per Class A and Class B ordinary share — basic	0.11	(0.07)	—
Net income/(loss) per Class A and Class B ordinary share — basic	1.25	0.65	(0.35)
Net income/(loss) per Class A and Class B ordinary share — diluted:
Numerator:
Net income/(loss) from continuing operations attributable to Phoenix New Media Limited	664,196	417,976	(205,701)
Net income/(loss) from discontinued operations attributable to Phoenix New Media Limited	63,633	(37,607)	—
Net income/(loss) attributable to Phoenix New Media Limited	727,829	380,369	(205,701)
Denominator:
Denominator used in computing net income/(loss) per share — diluted	582,275,800	582,324,325	582,324,325
Net income/(loss) from continuing operations per Class A and Class B ordinary share — diluted	1.14	0.72	(0.35)
Net income/(loss) from discontinued operations per Class A and Class B ordinary share — diluted	0.11	(0.07)	—
Net income/(loss) per Class A and Class B ordinary share — diluted	1.25	0.65	(0.35)